JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 20, 2013
to the Prospectuses dated November 1, 2012, as supplemented

Effective February 28, 2013 (the “Effective Date”), the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) will be changed as described below.

Expense Cap Change. Beginning on the Effective Date, the Fund’s adviser, administrator and distributor (the Service Providers) have agreed to decrease the expense limitation for the Fund’s Select Class Shares. As a result, the Service Providers will contractually agree to waive fees and/or reimburse expenses of the Select Class Shares to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the Select Class Shares’ average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Investment Strategy Change. On the Effective Date, the following will replace the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:
Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE